Document and Entity Information	Jun. 16, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 16, 2021
Entity Registrant Name	Frontier Group Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40304
Entity Tax Identification Number	46-3681866
Entity Address, Address Line One	4545 Airport Way
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80239
City Area Code	720
Local Phone Number	374-4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ULCC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001670076